Other operating expenses (Tables)	12 Months Ended
Mar. 31, 2026
Other Operating Expenses
Schedule of other operating expenses

	March 31,
	2024	2025	2026
Commission	360,877	304,932	754,010
Communication	179,656	210,303	377,699
Legal and professional fees	346,867	480,944	412,805
Outsourcing fees	35,924	36,054	31,519
Payment gateway and other charges	511,948	414,969	491,098
Bad debts written-off and allowance for credit impaired receivables and other advances	(43,697)	84,415	75,026
Duties and taxes	2,606	51,985	34,042
Rent (Refer Note 42)	3,646	10,968	15,066
Repairs and maintenance	48,056	59,728	78,715
Travelling and conveyance	41,200	38,868	51,818
Insurance	55,637	48,139	35,974
Corporate social responsibility (CSR) expense	-	4,998	2,205
Reversal of provisions	-	-	(42,831)
Miscellaneous expenses	36,632	33,162	34,909
Total	1,579,352	1,779,465	2,352,055